UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

	Number
	of Shares	Value

CLOSED-END FUNDS 96.1%
CONVERTIBLE 5.3%
Advent Claymore Convertible Securities and Income Fund	634,118	$16,208,056
Advent Claymore Global Convertible Securities & Income Fund	56,000	918,960
Calamos Convertible and High Income Fund	110,000	1,687,400
Nicholas-Applegate Convertible & Income Fund II	248,904	3,671,334
Nicholas-Applegate Equity & Convertible Income Fund	165,000	3,841,200
		26,326,950
COVERED CALL 22.1%
Advent Claymore Enhanced Growth & Income Fund	225,749	3,932,548
BlackRock Global Equity Income Trust	44,585	784,696
Blackrock International Growth and Income	29,300	515,094
Dow 30 Enhanced Premium and Income Fund	99,800	1,773,446
Dow 30 Premium & Dividend Income Fund	4,800	94,848
Eaton Vance Enhanced Equity Income Fund	213,661	4,153,575
Eaton Vance Enhanced Equity Income Fund II	894,973	17,147,674
Eaton Vance Tax-Managed Buy-Write Income Fund	252,470	4,966,085
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	628,567	11,402,205
Eaton Vance Tax-Managed Global Buy Right Opportunities Fund	965,165	17,614,261
Enhanced S&P 500 Covered Call Fund	5,000	89,206
ING Global Advantage and Premium Opportunity Fund	324,300	6,654,636
ING Global Equity Dividend and Premium Opportunity Fund	186,844	3,630,379
ING Risk Managed Natural Resources Fund	349,700	6,458,959
Madison/Claymore Covered Call Fund	147,489	1,930,631
Nasdaq Premium Income & Growth Fund	340,000	6,388,600
NFJ Dividend Interest & Premium Strategy Fund	534,000	12,682,500
Nicholas-Applegate International & Premium Strategy Fund	101,300	2,753,334
Nuveen Equity Premium Income Fund	181,639	3,124,191
Old Mutual Claymore Long-Short Fund	149,079	2,406,135
Pimco Global StocksPLUS & Income Fund	53,800	1,323,480
Small Cap Premium & Dividend Income Fund	15,000	265,500
		110,091,983

	Number
	of Shares	Value

EMERGING MARKETS 0.3%
Templeton Emerging Markets Investment Trust PLC (United Kingdom)	51,800	$452,546
Western Asset Emerging Markets Debt Fund	25,000	446,000
Western Asset Emerging Markets Income Fund II	60,000	781,800
		1,680,346
ENERGY 3.8%
BlackRock Global Energy and Resources Trust	276,700	8,328,670
BlackRock Real Asset Equity Trust	351,100	5,873,903
Kayne Anderson Energy Total Return Fund	170,332	4,827,209
		19,029,782
EQUITY DIVIDEND 6.4%
Alpine Global Dynamic Dividend Fund	268,103	6,244,119
Alpine Total Dynamic Dividend Fund	472,075	9,276,274
BlackRock Dividend Achievers Trust	33,278	463,562
BlackRock Strategic Dividend Achievers Trust	123,400	1,665,900
City of London Investment Trust PLC (United Kingdom)	224,200	1,376,138
Evergreen Global Dividend Opportunity Fund	446,900	8,155,925
Gabelli Global Deal Fund	47,800	818,814
Neuberger Berman Dividend Advantage Fund	165,700	3,791,216
		31,791,948
EQUITY NON-DIVIDEND 1.0%
DWS Global Commodities Stock Fund	254,076	4,982,430

FINANCIAL 1.9%
John Hancock Bank and Thrift Opportunity Fund	1,148,660	9,407,525

HEALTHCARE 1.8%
BlackRock Health Sciences Trust	183,900	4,864,155
Finsbury Worldwide Pharmaceutical (United Kingdom)	144,300	1,485,045
H&Q Life Sciences Investors	175,000	2,367,750
		8,716,950
HIGH YIELD 4.8%
BlackRock Corporate High Yield Fund	305,600	2,362,288
BlackRock Corporate High Yield Fund V	104,600	1,324,236

	Number
	of Shares	Value

BlackRock Corporate High Yield Fund VI	322,100	$4,035,913
Highland Distressed Opportunities	185,000	2,373,550
Neuberger Berman Income Opportunity Fund	207,700	2,968,033
PIMCO Corporate Opportunity Fund	67,330	1,003,195
Western Asset High Income Fund II	350,174	3,816,897
Western Asset High Income Opportunities Fund	285,100	1,844,597
Western Asset Managed High Income Fund	654,287	4,056,579
		23,785,288
LIMITED DURATION 0.3%
Eaton Vance Limited Duration Income Fund	80,001	1,313,610
Franklin Templeton Limited Duration Income Trust	10,500	130,200
		1,443,810
MASTER LIMITED PARTNERSHIP 2.4%
Energy Income and Growth Fund	121,100	3,004,491
Fiduciary/Claymore MLP Opportunity Fund	162,661	3,718,431
Kayne Anderson MLP Investment Company	173,600	5,468,400
		12,191,322
PREFERRED 1.7%
BlackRock Preferred and Equity Advantage Trust	440,118	8,313,829

REAL ESTATE 12.8%
Dividend Capital Realty Income Allocation Fund	265,474	2,962,690
DWS RREEF Real Estate Fund	235,547	5,219,722
DWS RREEF Real Estate Fund II	455,900	7,659,120
ING Clarion Global Real Estate Income Fund	839,913	16,588,282
ING Clarion Real Estate Income Fund	249,700	3,807,925
LMP Real Estate Income Fund	315,315	6,224,318
Neuberger Berman Real Estate Securities Income Fund	483,847	7,456,082
Neuberger Berman Realty Income Fund	265,086	5,521,741
Nuveen Real Estate Income Fund	358,108	8,093,241
		63,533,121

	Number
	of Shares	Value

SENIOR LOAN 0.2%
Highland Credit Strategies Fund	55,000	$1,006,500

TAX ADVANTAGED DIVIDEND 15.6%
Dreman/Claymore Dividend & Income Fund	75,900	1,515,723
Eaton Vance Tax-Advantaged Dividend Income Fund	436,900	12,556,506
Eaton Vance Tax-Advantaged Global Dividend Income Fund	427,000	11,840,710
Eaton Vance Tax-Managed Diversified Equity Income Fund	943,017	16,719,691
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	415,462	7,108,555
Gabelli Dividend & Income Trust	533,808	11,482,210
John Hancock Tax-Advantaged Dividend Income Fund	758,400	14,341,344
Nuveen Tax-Advantaged Total Return Strategy Fund	75,500	1,956,205
		77,520,944
TOTAL RETURN 14.5%
BlackRock Capital and Income Strategies Fund	193,200	4,072,656
Calamos Global Total Return Fund	2,900	51,852
Calamos Strategic Total Return Fund	1,337,300	19,872,278
Clough Global Allocation Fund	109,600	2,259,952
Clough Global Equity Fund	176,900	3,568,073
Clough Global Opportunities Fund	679,000	11,909,660
Liberty-All Star Equity Fund	376,286	3,093,071
LMP Capital and Income Fund	533,259	10,553,196
Nuveen Diversified Dividend and Income Fund	351,126	5,884,872
Nuveen Global Value Opportunities Fund	135,100	2,539,880
Royce Value Trust	10,000	193,200
Source Capital	11,000	706,750
SunAmerica Focused Alpha Growth Fund	372,500	7,654,875
		72,360,315
UTILITY 1.2%
Evergreen Utilities and High Income Fund	10,726	290,567
Macquarie Global Infrastructure Total Return Fund	36,000	1,039,320

	Number
	of Shares	Value

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	60,000	$1,591,800
Reaves Utility Income Trust	121,000	3,061,300
		5,982,987
TOTAL CLOSED-END FUND (Identified cost—$507,450,024)		478,166,030

		Principal
		Amount

COMMERCIAL PAPER 3.6%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$18,051,000)		$18,051,000	18,051,000

TOTAL INVESTMENTS (Identified cost—$525,501,024)	99.7%		496,217,030

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		1,722,842

NET ASSETS (Equivalent to $18.32 per share based on 27,177,653 shares of common stock outstanding)	100.0%		$497,939,872

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized depreciation were as follows:

Cost for federal income tax purposes	$525,501,024

Gross unrealized appreciation	$6,678,297
Gross unrealized depreciation	(35,962,291)
Net unrealized depreciation	$(29,283,994)

Item 2. Controls and Procedures

(a)                             The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                            During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                             Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza
		Name: Adam M. Derechin		Name: James Giallanza
		Title: President and principal		Title: Treasurer and principal
		executive officer		financial officer

Date: November 29, 2007